Inventory - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials and consumables	€ 11,820	€ 5,716
Inventory	€ 11,820	€ 5,716